EARNINGS (LOSS) PER SHARE (Tables)	9 Months Ended
Sep. 30, 2025
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table presents basic and diluted earnings (loss) per share for the three and nine months ended September 30, 2025 and September 30, 2024:

	Three Months Ended		Nine Months Ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024

	(U.S. Dollars and shares in thousands, except per share amounts)
Income from continuing operations	$24,061	$15,131	$121,129	$142,665
Net income attributable to noncontrolling interests	(8,720)	(7,113)	(21,990)	(10,354)
Income from continuing operations attributable to Dole plc	15,341	8,018	99,139	132,311
(Loss) income from discontinued operations, net of income taxes	(10,236)	6,384	(45,156)	32,351
Net income attributable to Dole plc	$5,105	$14,402	$53,983	$164,662

Weighted average number of shares outstanding:
Weighted average number of shares – basic	95,163	94,990	95,139	94,950
Effect of share awards with a dilutive effect	816	624	696	445
Weighted average number of shares – diluted	95,979	95,614	95,835	95,395

Income (loss) per share:
Basic:
Continuing operations	$0.16	$0.08	$1.04	$1.39
Discontinued operations	(0.11)	0.07	(0.47)	0.34
Net income per share attributable to Dole plc	$0.05	$0.15	$0.57	$1.73
Diluted:
Continuing operations	$0.16	$0.08	$1.03	$1.39
Discontinued operations	(0.11)	0.07	(0.47)	0.34
Net income per share attributable to Dole plc	$0.05	$0.15	$0.56	$1.73